EQUITY	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	NOTE 11: EQUITY 11.1 Share details
Share capital
The Company’s shares consist of the following:

	December 31, 2023	Movement in year	December 31, 2024	Movement in year	December 31, 2025
Issued shares	852,809,772	—	852,809,772	(77,809,772)	775,000,000
Treasury shares	(33,538,016)	(50,725,134)	(84,263,150)	70,388,969	(13,874,181)
Total outstanding shares	819,271,756	(50,725,134)	768,546,622	(7,420,803)	761,125,819
Following the cancellation of 77,809,772 treasury shares on
November 20, 2025, share capital decreased from 303
represented by 852,809,772 ordinary shares without nominal
value at December 31, 2024 and 2023 to 275 represented by
775,000,000 issued ordinary shares without nominal value at
December 31, 2025.
Authorized shares
Authorized share capital as of December 31, 2024 and 2023,
of 395 represented by 1,111,418,599 ordinary shares without
nominal value decreased to 367 represented by 1,033,608,827
ordinary shares without nominal value as of December 31,
2025 following the above-mentioned cancellation of treasury
shares on November 20, 2025.
Share buyback
On March 31, 2023, ArcelorMittal completed a share buyback
program announced on July 29, 2022 for 60.4 million shares
(approximately 1.4 billion based on share price as of July 26,
2022) to be completed by the end of May 2023 (subject to
market conditions) under the authorization given by the annual general meeting of shareholders of May 4, 2022. The
Significant Shareholder decided not to participate in the
program consistent with the position announced on February
25, 2022. The total repurchase value was €1,456 million
(1,492) at an average price per share of €24.10 ($24.68).
On April 1, 2025, ArcelorMittal completed the 85 million shares buyback program it announced on May 5, 2023 under the
authorization given by the annual general meeting of
shareholders of May 2, 2023 and continued under the April 30,
2024 annual general meeting of shareholders authorization.
The total value of the repurchased shares was €1,990 million
(2,156) at an average price per share of €23.42 ($25.37).
On April 7, 2025, ArcelorMittal announced the commencement
of a new share buyback program with share repurchases to be
conducted in tranches that may be announced through May
2030. Repurchases under the first tranche of the program,
which is for up to 10 million shares, commenced immediately, under the authorization given by the annual general meeting of shareholders of April 30, 2024, and subsequently under the
authorization of the annual general meeting of shareholders
held on May 6, 2025. The actual amount of shares to be
repurchased in various tranches pursuant to the program will depend on the level of post-dividend free cash flow generated over the period (the Company’s defined policy is to return a minimum of 50% of post-dividend annual free cash flow), the
continued authorization by shareholders and market
conditions. The shares acquired under the program are
intended primarily to reduce ArcelorMittal’s share capital, to meet ArcelorMittal’s obligations arising from employee share programs and/or to meet such other purposes as announced at
the time of each tranche. At December 31, 2025, ArcelorMittal had repurchased 2 million shares for a total value of €51 million
(58) at an average price per share of €25.74 ($29.25).
Treasury shares
ArcelorMittal held, indirectly and directly, 13.9 million and 84.3 million treasury shares as of December 31, 2025 and
December 31, 2024, respectively.
11.2    Equity instruments and hybrid instruments
Mandatory convertible bonds
The Company issued through Hera Ermac, a wholly-owned
subsidiary, 1,000 corresponding to 666,666 unsecured and
unsubordinated bonds mandatorily convertible into preferred
shares of such subsidiary ("MCBs"). The bonds were placed
privately with a Luxembourg affiliate of Crédit Agricole and are not listed. The Company has the option (fair value was nil as of
December 31, 2025 and 2024) to call the mandatory
convertible bonds until 10 business days before the maturity date. Hera Ermac invested the proceeds of the bonds issuance and an equity contribution by the Company in notes issued by a subsidiary of the Company and linked to the value of China
Oriental. The conversion date of the mandatory convertible
bonds was extended from time to time. The Company
determined that the MCBs are a hybrid instrument including an equity component recognized as non-controlling interests and a liability component for interest payments.
On March 14, 2023, the Company prepaid 226,666 out of the
666,666 MCBs for a total cash consideration of 340. Following the early partial repayment, the Company allocated the cash
consideration to the liability component (25) and equity
component (315) of the instrument, which resulted in 291
decrease in non-controlling interests and 24 decrease in
retained earnings consistent with the original allocation using the net present value of the future interest payments at the date of early redemption.
On December 21, 2023, the Company signed an agreement for
an extension of the conversion date of the mandatory
convertible bonds from January 31, 2024 to January 30, 2026
and on December 19, 2025, the conversion date of the
mandatory convertible bonds was further extended to January
28, 2028. The other main features of the mandatory convertible bonds remained unchanged. The Company determined that
the extensions on December 21, 2023 and December 19, 2025
led to the extinguishment of the existing compound instrument and the recognition of a new compound instrument including
non-controlling interests for 547 and 569, respectively, and other liabilities for 113 and 91, respectively. The derecognition of the previous instrument and the recognition at fair value of the new instrument resulted on December 21, 2023 and
December 19, 2025 in 66, and 101, respectively, expense
included in financing costs-net in the consolidated statement of operations and 32 decrease and 22 increase in non-controlling interests, respectively.
Mandatorily convertible subordinated notes
On May 18, 2020, the Company completed an offering of
mandatorily convertible subordinated notes (“MCNs”) due May
18, 2023 for 1,250. The MCNs had a three-year maturity, were issued at 100% of the principal amount and were mandatorily
converted into common shares of the Company upon maturity
unless converted earlier at the option of the holders or
ArcelorMittal during the conversion period or upon occurrence of certain defined events. On May 19, 2023, upon mandatory
conversion of the 24,290,025 remaining outstanding MCNs,
ArcelorMittal delivered a total of 57,057,991 treasury shares (of which 9,396,120 to the Significant Shareholder) with a carrying amount of 1,534. The Company determined that the MCNs are
a hybrid instrument including an equity component and a
liability component for interest payments. Following the
mandatory conversion, it derecognized the 509 equity
component presented separately in the statements of changes
in equity and recognized a 1,025 (794 net of tax) decrease in additional paid-in capital.
11.3    Earnings per common share
Basic earnings per common share is computed by dividing net income available to equity holders of the parent by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing income available to equity holders of the parent by the weighted average number of common shares plus potential common shares from share unit plans whenever the conversion results in a dilutive effect.
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023
Net income attributable to equity holders of the parent	3,152	1,339	919
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	763	788	842
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	766	791	845
11.4    Dividends
Calculations to determine the amounts available for dividends are based on ArcelorMittal’s separate financial statements
(“ArcelorMittal S.A.”) which are prepared in accordance with
IFRS, as endorsed by the European Union. ArcelorMittal S.A.
has no significant manufacturing operations of its own and
generates its profit mostly from financing activities and the management fees/industrial franchise agreements with Group
companies. Accordingly, it can only pay dividends or
distributions to the extent it is entitled to receive cash dividend distributions from its subsidiaries’ recognized gains, profit generated by its own activities, from the sale of its assets or cash from the issuance of common shares. Dividends are
declared in U.S. dollar and are payable in either U.S. dollar or in euros.

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2022	Annual general shareholders’ meeting on May 2, 2023	0.44	June 15, 2023 and December 7, 2023	369
Dividend for financial year 2023	Annual general shareholders’ meeting on April 30, 2024	0.50	June 12, 2024 and December 4, 2024	393
Dividend for financial year 2024	Annual general shareholders’ meeting on May 6, 2025	0.55	June 11, 2025 and December 3, 2025	421
On May 6, 2025 at the annual general meeting of
shareholders, the shareholders approved the Company’s
dividend of $0.55 per share. The dividend amounted to 421
and payment includes two installments; the first installment of
210 was paid on June 11, 2025 and the second one of 211 was
settled on December 3, 2025.
In February 2026, the Board of Directors recommended the
base annual dividend to increase to $0.60 per share and to be paid in four equal quarterly installments in March, June,
September and December 2026, subject to the approval of
shareholders at the annual general meeting of shareholders in
May 2026. The first quarter dividend to be paid in March 2026 shall be an interim dividend.
11.5    Non-controlling interests11.5.1 Non-wholly owned subsidiaries that have material non-controlling interests
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023.

Name of Subsidiary	Country of incorporation and operation	% of non- controlling interests and non- controlling voting rights at December 31, 2025	% of non- controlling interests and non- controlling voting rights at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2025	Non- controlling interests at December 31, 2025	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2024	Non- controlling interests at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023
AMSA	South Africa	30.78%	30.78%	(42)	(24)	(98)	19	(67)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	16	134	8	111	3
AMKR	Ukraine	4.87%	4.87%	(10)	26	(11)	41	(15)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	47	200	56	186	55
Hera Ermac[2]	Luxembourg	—	—	—	555	—	532	—
AMMC	Canada	15.00%	15.00%	94	591	109	543	149
Finocas[4]	Belgium	50.00%	50.00%	3	340	2	297	1
Arceo[5]	Belgium	38.11%	62.86%	2	65	5	143	3
AML[3]	Liberia	15.00%	15.00%	(20)	(154)	(18)	(156)	(11)
ArcelorMittal Texas HBI	USA	20.00%	20.00%	(12)	187	(17)	199	(8)
Other				13	150	5	148	(7)
Total				91	2,070	41	2,063	103
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 28, 2028
(see note 11.2).
3.AML is incorporated in Cyprus. On December 19, 2025, December 17, 2024 and December 21, 2023, ArcelorMittal fully settled 150, 200 and 100 capital increases, respectively, in AML including 23, 30 and 15, respectively, on behalf of non-controlling interests.
4.ArcelorMittal holds a 50% controlling interest in Finocas NV ("FInocas"). ArcelorMittal controls Finocas on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. As from January 1, 2051, the Flemish Region has the right to acquire the 50% interest held in Finocas by the Company at a price equivalent to the fair market value of the shares on that date as determined by an independent expert if a capital decrease requested by any of the shareholders is not approved by the general meeting of shareholders.
5.See note 11.5.2.
The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2025 and 2024 and summarized statements of operations and summarized statements of cash flows for the years ended December 31,
2025, 2024 and 2023.

	December 31, 2025
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	698	362	556	267	232	1,687	139	358	449	473
Non-current assets	517	146	1,219	207	990	3,365	31	2,026	231	584
Total assets	1,215	508	1,775	474	1,222	5,052	170	2,384	680	1,057
Current liabilities	758	297	1,092	103	60	486	—	1,074	2	96
Non-current liabilities	533	23	232	14	137	497	—	2,143	—	24
Net assets	(76)	188	451	357	1,025	4,069	170	(833)	678	937

	December 31, 2025
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	1,812	655	1,695	753	—	3,062	—	539	8	621
Net (loss) income	(136)	26	(214)	108	43	620	5	(113)	6	(58)
Total comprehensive (loss) income	(136)	28	(232)	110	43	634	5	(113)	6	(58)

	December 31, 2025
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	(17)	22	167	146	34	881	7	117	7	94
Net cash provided by / (used in) investing activities	(43)	(29)	(137)	(17)	(34)	(540)	23	(551)	(7)	(157)
Net cash provided by / (used in) financing activities	21	(17)	(31)	(125)	—	(368)	(96)	434	—	—
Impact of currency movements on cash	10	7	(1)	(1)	—	—	13	—	—	—
Cash and cash equivalents:										—
At the beginning of the year / at acquisition date	123	70	12	12	7	214	88	2	—	69
At the end of the year	94	53	10	15	7	187	35	2	—	6
Dividend to non-controlling interests	—	(10)	—	(52)	—	(54)	(5)	—	—	—

	December 31, 2024
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	858	337	576	246	199	1,517	199	253	390	404
Non-current assets	426	117	1,157	183	990	3,252	32	1,518	205	713
Total assets	1,284	454	1,733	429	1,189	4,769	231	1,771	595	1,117
Current liabilities	812	273	872	87	55	499	—	1,143	2	97
Non-current liabilities	410	20	176	14	175	479	—	1,500	—	24
Net assets	62	161	685	328	959	3,791	231	(872)	593	996

	December 31, 2024
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,104	530	1,606	818	—	2,921	—	188	8	599
Net (loss) income	(317)	12	(221)	122	62	710	8	(118)	4	(88)
Total comprehensive (loss) income	(317)	9	(209)	118	62	720	8	(118)	4	(85)

	December 31, 2024
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	19	20	150	126	37	1,055	6	16	5	87
Net cash provided by / (used in) investing activities	(64)	(16)	(102)	(7)	(36)	(81)	(1)	(579)	(350)	(19)
Net cash provided by / (used in) financing activities	35	(9)	(49)	(117)	(1)	(872)	(6)	560	344	—
Impact of currency movements on cash	(1)	(2)	(1)	(4)	—	—	(6)	—	1	—
Cash and cash equivalents:
At the beginning of the year	134	77	14	14	7	112	95	5	—	1
At the end of the year	123	70	12	12	7	214	88	2	—	69
Dividend to non-controlling interests	—	(7)	—	(49)	—	(128)	(3)	—	—	—

	December 31, 2023
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,256	471	1,144	915	—	3,216	—	248	—	732
Net (loss) income	(217)	4	(328)	128	(51)	943	5	(85)	2	(40)
Total comprehensive (loss) income	(216)	13	(336)	127	(51)	935	5	(85)	2	(43)

	December 31, 2023
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	52	16	49	209	33	997	10	90	1	125
Net cash provided by / (used in) investing activities	(93)	(20)	(112)	(66)	509	(553)	(7)	(314)	(1)	(122)
Net cash provided by / (used in) financing activities	27	(13)	52	(148)	(535)	(538)	(3)	225	—	(6)
Impact of currency movements on cash	(9)	5	(1)	1	—	—	2	—	—	—
Cash and cash equivalents:
At the beginning of the year	157	89	26	18	—	206	93	4	—	4
At the end of the year	134	77	14	14	7	112	95	5	—	1
Dividend to non-controlling interests	—	(4)	—	(62)	—	(79)	(2)	—	—	(1)
11.5.2 Transactions with non-controlling interests
Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with
owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such
circumstances, the carrying amounts of the controlling and
non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is
recognized directly in equity and attributed to the owners of the parent.
Transactions with non-controlling interests also include the mandatory convertible bonds (see note 11.2).
Following the subscription by the Flemish region and
ArcelorMittal on May 30, 2024 and December 9, 2024 of two
capital increases in Finocas, non-controlling interests
increased by 172.
On June 30, 2025, Arceo completed a €75 million (88) capital decrease pursuant to which the non-controlling interest held by
Wallonie Entreprendre decreased by 97 from 62.86% to
38.11%.
Put option liabilities
On March 30, 2022 Votorantim S.A. exercised the put option
right it has under its shareholders’ agreement with the
Company with respect to its 2.9% preferred share interest in
ArcelorMittal Brasil following the acquisition of Votorantim
S.A.'s long steel business in Brazil in 2018, which was
subsequently renamed ArcelorMittal Sul Fluminense ("AMSF").
The exercise price of the put option is calculated pursuant to an agreed formula in the shareholders’ agreement which
applies a 6 times multiple of ArcelorMittal Brasil Longs
Business EBITDA in the four immediately preceding calendar
quarters from the date of the put option exercise (subject to certain adjustments, such as the exclusion of any unusual,
infrequent or abnormal events) less an assumed net debt of
BRL 6.2 billion times 15%. The Company determined that it
has a present ownership interest in the preferred shares
subject to the put option. Accordingly, it recognized at
acquisition date of AMSF a 328 financial liability at amortized cost and measured at the present value of the redemption
amount. As of December 31, 2022, the Company calculated
the put option exercise price in the amount of BRL1.0 billion
(179). Votorantim S.A. indicated that it did not agree with
ArcelorMittal Brasil’s calculation of the exercise price and filed a request for arbitration on September 28, 2022. In January
2023, ArcelorMittal Brasil settled the undisputed amount it
accepts as the value of the put option for 179. In June 2025, the parties reached a settlement to the dispute and
ArcelorMittal Brasil will pay a settlement amount totaling
approximately 546 over a period of 3 years (see note 9.3).
On June 3, 2021, following an amendment to the shareholders'
agreement signed between the Company and non-controlling
interests in NSI, an entity in which ArcelorMittal holds a 50%
controlling stake and which holds a 64.86% interest in Sonasid in Morocco, the Company granted to such non-controlling
interests a put option to buy the totality of their shares in NSI exercisable by its holders during the periods between
December 5, 2027 to December 4, 2029 and December 5,
2032 to December 4, 2034. The carrying amount of the
financial liability at amortized cost was 153 and 114 as of
December 31, 2025 and 2024, respectively, and is measured
at the present value of the redemption amount (see note 9.2).
In conjunction with the acquisition of an 80% interest in
ArcelorMittal Texas HBI on June 30, 2022, ArcelorMittal
granted to voestalpine a put option exercisable at the end of the fifth, tenth and fifteenth year subsequently to the acquisition date. The carrying amount of the financial liability at amortized cost was 175 and 176 as of December 31, 2025 and 2024,
respectively and is measured at the present value of the
redemption amount of the written put option based on the lower of equity value increased by an annual contractual return and fair value (see note 9.2).
In connection with the acquisition of control of AMTBA on April
1, 2025, ArcelorMittal granted a put option exercisable between
January 1, 2030 and December 31, 2033 to the non-controlling interest and recognized accordingly a 31 financial liability at amortized cost measured at the present value of the
redemption amount (see note 2.2.4).